UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/11
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Douglas W. Kreps
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Douglas W. Kreps	Pittsburgh, PA	August 4, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      87
Form 13F Information Table Value Total:	 453,222
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCL A		084990175	464	0	SH		SOLE		0
3M Co			COM		88579y101	597	6	SH		SOLE		6
Abbott Laboratories	COM		002824100	1811	34	SH		SOLE		34
Air Prods & Chem	COM		009158106	365	4	SH		SOLE		4
Alcoa Inc		COM		013817101	4066	256	SH		SOLE		256
Allergan Inc		COM		018490102	14059	169	SH		SOLE		169
Allstate Corp		COM		020002101	249	8	SH		SOLE		8
Altria Group		COM		02209S103	291	11	SH		SOLE		11
American Express	COM		025816109	352	7	SH		SOLE		7
Amgen Inc		COM		031162100	9968	171	SH		SOLE		171
Ansys Inc		COM		03662Q105	1190	22	SH		SOLE		22
Apple Inc		COM		037833100	783	2	SH		SOLE		2
Arthur J Gallagher	COM		363576109	9821	344	SH		SOLE		344
AT&T Inc.		COM		00206r102	20667	658	SH		SOLE		658
Audiovox Corp		COM		050757103	582	77	SH		SOLE		77
Bank of NY Mellon 	COM		064058100	8929	349	SH		SOLE		349
Baxter Intl		COM		071813109	296	5	SH		SOLE		5
Berkshire Hathaway	CL B		084670702	468	6	SH		SOLE		6
BMC Software		COM		055921100	3162	58	SH		SOLE		58
Boeing Co		COM		097023105	16633	225	SH		SOLE		225
BP plc			COM		055622104	8844	200	SH		SOLE		200
CA Technologies		COM		12673P105	15098	661	SH		SOLE		661
Caterpillar Inc		COM		149123101	430	4	SH		SOLE		4
Charles Schwab Corp	COM		808513105	4604	280	SH		SOLE		280
Chesapeake Energy	COM		165167107	315	11	SH		SOLE		11
Chevron Corp.		COM		166764100	272	3	SH		SOLE		3
Cisco Systems Inc	COM		17275r102	989	63	SH		SOLE		63
Coca Cola Co		COM		191216100	699	10	SH		SOLE		10
Colgate-Palmolive	COM		194162103	505	6	SH		SOLE		6
Comcast Corp		CL A		20030n101	22528	889	SH		SOLE		889
Consolidated Comm	COM		209034107	4646	239	SH		SOLE		239
Cynosure Inc		COM		232577205	3285	271	SH		SOLE		271
Dell Inc		COM		24702r101	3531	212	SH		SOLE		212
El Paso Corp.		COM		28336L109	1781	88	SH		SOLE		88
EMC Corp.		COM		268648102	7816	284	SH		SOLE		284
Emerson Electric	COM		291011104	243	4	SH		SOLE		4
EQT Corp		COM		26884l109	356	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	12349	175	SH		SOLE		175
Exxon Mobil Corp	COM		30231G102	3244	40	SH		SOLE		40
F.N.B. Corp		COM		302520101	4275	413	SH		SOLE		413
FirstEnergy Corp	COM		337932107	9756	221	SH		SOLE		221
Fuel Systems Sols	COM		35952W103	1946	78	SH		SOLE		78
General Electric Co	COM		369604103	16266	862	SH		SOLE		862
Halliburton Co		COM		406216101	205	4	SH		SOLE		4
Hercules Offshore Inc	COM		427093109	809	147	SH		SOLE		147
Hewlett-Packard Co	COM		428236103	341	9	SH		SOLE		9
Honeywell Intl Inc	COM		438516106	15610	262	SH		SOLE		262
Hospira			COM		441060100	227	4	SH		SOLE		4
Intel Corp		COM		458140100	2651	120	SH		SOLE		120
Intl Business Mach	COM		459200101	10589	62	SH		SOLE		62
iShares MSCI Japan	ETF		464286848	6569	630	SH		SOLE		630
Johnson & Johnson	COM		478160104	1065	16	SH		SOLE		16
Joy Global Inc		COM		481165108	14650	154	SH		SOLE		154
Kimberly-Clark Corp	COM		494368103	12015	181	SH		SOLE		181
Loews Corp		COM		540424108	20633	490	SH		SOLE		490
Marsh & McLennan	COM		571748102	9672	310	SH		SOLE		310
Matthews Intl Corp	CL A		577128101	3502	87	SH		SOLE		87
Medtronic Inc		COM		585055106	9860	256	SH		SOLE		256
Merck & Co Inc		COM		58933Y105	636	18	SH		SOLE		18
Microsoft Corp		COM		594918104	13058	502	SH		SOLE		502
Mylan Inc		COM		628530107	723	29	SH		SOLE		29
Nvidia Corp		COM		67066g104	191	12	SH		SOLE		12
OPNET Tech Inc		COM		683757108	8928	218	SH		SOLE		218
Oracle Corp		COM		68389x105	773	23	SH		SOLE		23
Parker-Hannifin Corp.	COM		701094104	6907	77	SH		SOLE		77
Pepsico Inc		COM		713448108	657	9	SH		SOLE		9
Pfizer Inc		COM		717081103	6047	294	SH		SOLE		294
Philip Morris Intl	COM		718172109	723	11	SH		SOLE		11
PNC Fin Svcs Grp	COM		693475105	9737	163	SH		SOLE		163
PPG Industries Inc	COM		693506107	5424	60	SH		SOLE		60
Procter & Gamble Co	COM		742718109	830	13	SH		SOLE		13
Rockwell Collins	COM		774341101	206	3	SH		SOLE		3
Royl Dutch Shell A	CL A		780259206	368	5	SH		SOLE		5
Russell 3000 Index	ETF		464287689	865	11	SH		SOLE		11
SanDisk Corp		COM		80004C101	18558	447	SH		SOLE		447
Schwab US Mkt ETF	ETF		808524102	2842	89	SH		SOLE		89
Tekelec Inc		COM		879101103	1622	178	SH		SOLE		178
Telefonos De Mexico	ADR		879403780	1604	97	SH		SOLE		97
Texas Instruments Inc	COM		882508104	4552	139	SH		SOLE		139
U.S. Bancorp		COM NEW		902973304	278	11	SH		SOLE		11
United Technologies	COM		913017109	669	8	SH		SOLE		8
V F Corp		COM		918204108	9239	85	SH		SOLE		85
Verizon Comm		COM		92343V104	22385	601	SH		SOLE		601
Wal-Mart Stores Inc	COM		931142103	963	18	SH		SOLE		18
Windstream Corp		COM		97381w104	2253	174	SH		SOLE		174
Xilinx Inc		COM		983919101	5023	138	SH		SOLE		138
Yum! Brands Inc.	COM		988498101	235	4	SH		SOLE		4



